Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities in business combination [abstract]
Commitments and contingencies	Commitments and contingencies
Commitments
The Company has commitments for future lease payments under short-term leases not recognized in the balance sheet amounting as of December 31, 2022 and 2021 of $0.2 million, and $0.3 million, respectively.
The Company entered into an agreement with Microsoft Corporation as of November 1, 2022. As part of the agreement, the Company has commitments of approximately $69.4 million in computational and hosting-related costs through October 31, 2027.
Contingencies
As of December 31, 2022 and 2021 the Company had no contingent assets or liabilities.